Segment and Revenue by Geography and by Major Customer - Summary of Property and Equipment by Geography (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Geographic Areas Long Lived Assets [Line Items]
Property, Plant and Equipment, Net	$ 2,571	$ 2,741
Domestic (Israel)
Geographic Areas Long Lived Assets [Line Items]
Property, Plant and Equipment, Net	2,102	2,259
Taiwan
Geographic Areas Long Lived Assets [Line Items]
Property, Plant and Equipment, Net	157	199
China
Geographic Areas Long Lived Assets [Line Items]
Property, Plant and Equipment, Net	159	210
USA
Geographic Areas Long Lived Assets [Line Items]
Property, Plant and Equipment, Net	$ 153	$ 73